Schedule of Preliminary Allocation of Purchase Consideration (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 11, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Common Stock of BGMS (formerly CYCC) Shares O/S as of September 11, 2025	2,798,379
BGMS (formerly CYCC) Shares issued as consideration	699,158
Stock Price as of September 11, 2025	$ 6.3650
Cash consideration
Total Estimated Purchase Consideration	4,450,138
Cash and cash equivalents	784,090
Inventories	1,284,447
Accounts receivables	715,173
Prepaid & other current assets	464,129
Property, plant and equipment, net	129,423
Trade payables	(416,470)
Accrued and other current liabilities	(31,571)
Non-current liabilities - deferred tax	(48,739)
Goodwill	1,569,656	$ 1,570	$ 1,570
Total Net Assets Acquired	$ 4,450,138